Note 19 - Business Acquisition and Unaudited Pro Forma Information (Detail) - Schedule of purchase price allocation (Diamond Bar [Member], USD $)	Dec. 31, 2011
Diamond Bar [Member]
Cash	$ 141,231
Accounts receivable	986,145
Inventory	786,776
Property and equipment	164,913
Customer relationship	50,000
Goodwill	218,606
Accounts payable	(1,742,540)
Other payable and accrued expenses	(138,131)
Deferred tax liability	(17,000)
Purchase price	$ 450,000